Income Taxes (Details) - Schedule of effective tax rate for the years - CHINA	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of effective tax rate for the years [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of favorable income tax rates	(8.30%)	(23.80%)	(25.00%)
Effect of temporary differences	0.60%	1.20%	(4.70%)
Effect of non-deductible expenses	7.70%	10.10%
Effect of previous year net operating loss		(3.80%)
Effective tax rate for the continuing operation	25.00%	8.70%	(4.70%)